Loans and Leases	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Loans and Leases

NOTE 3 - LOANS AND LEASES

Loans outstanding at December 31, 2014 and 2013, are as follows:

	(Expressed in Thousands)
	2014	2013
Consumer Real Estate:
Construction	$3,519	$487
Farmland	93	136
Residential 1-4 family	23,737	23,275
Home equity loans	1,207	1,665
Home equity lines of credit	3,966	3,684

Total Consumer Real Estate	32,522	29,247
Commercial Real Estate:
Non-farm, non-residential	37,411	35,345
Multifamily (5 or more) residential properties	9,538	8,762

Total Commercial Real Estate	46,949	44,107
Commercial and Other Loans:
Commercial	5,720	5,489
Non-rated industrial development obligations	11,384	11,200
Other loans	19	36

Total Commercial and Other Loans	17,123	16,725
Consumer Loans:
Installment and other loans to individuals	2,261	2,921
Credit cards	503	535

Total Consumer Loans	2,764	3,456

Total Loans	99,358	93,535
Less unearned interest and deferred fees	141	133

Gross Loans	99,217	93,402
Less allowance for loan losses	1,813	1,865

Net Loans	$97,404	$91,537

The Company has certain lending policies and procedures in place that are designed to maximize loan income within an acceptable level of risk. These policies and procedures are reviewed by management and approved by the Board of Directors on a regular basis. A reporting system supplements the review process by providing management with frequent reports related to loan production, loan quality, concentration of credit, loan delinquencies and non-performing and potential problem loans. Diversification in the loan portfolio is a means of managing risk associated with fluctuations in economic conditions.

The Company originates direct and indirect consumer loans including principally residential real estate, home equity lines and loans, credit cards, and indirect vehicle loans using a credit analysis as part of the underwriting process. Each loan type has a separate underwriting criteria, which consists of several factors including debt to income, type of collateral, credit history and customer relationship with the Company. Credit risk is driven by factors such as the creditworthiness of a borrower and general economic conditions in the Company’s market area that might impact the borrower’s personal income, employment, or collateral value. Risk is mitigated by the fact that the loans are of smaller individual amounts and spread over a large number of borrowers.

Commercial and industrial loans are underwritten after evaluating and understanding the borrower’s ability to operate profitably. Underwriting standards are designed to promote relationship banking rather than transactional banking. The Company’s management examines current and projected cash flows to determine the ability of the borrower to repay their obligations as agreed. Commercial and industrial loans are primarily made based on the identified cash flows of the borrower and secondarily on the underlying collateral provided by the borrower. The cash flows of the borrower, however, may not be as expected and the collateral securing the loan may fluctuate in value. Credit risk in these loans is driven by the creditworthiness of the borrower and the economic conditions that impact the cash flow stability from business operations. Minimum standards and underwriting guidelines have been established for commercial loan types.

Commercial real estate loans are subject to underwriting standards and processes similar to commercial and industrial loans, in addition to those of real estate loans. These loans are viewed primarily as cash flow loans and secondarily as loans secured by real estate. Commercial real estate lending typically involves higher loan principal amounts and the repayment of these loans is generally largely dependent on the successful operation of the property securing the loan or the business conducted on the property securing the loan. Commercial real estate loans may be adversely affected by the general economy or conditions specific to the real estate market such as geography and/or property type.

Construction and land development real estate loans are usually based upon estimates of costs and estimated value of the completed project and include independent appraisal reviews and a financial analysis of the developers and property owners. Sources of repayment of these loans may include permanent loans, sales of developed property or an interim loan commitment from the Company until permanent financing is obtained. These loans are considered to be higher risk than other real estate loans due to their ultimate repayment being sensitive to interest rate changes, general economic conditions and the availability of long-term financing. Credit risk in these loans may be impacted by the creditworthiness of the borrower, property values and the economic conditions in the Company’s market areas.

Non-accrual loans amounted to $1,032,228 and $1,270,447 at December 31, 2014 and 2013, respectively. The amount of interest income that would have been recognized had the loans performed in accordance with their original terms was $63,435 and $84,793 for 2014 and 2013, respectively.

The following tables present the contractual aging of the recorded investment in past due loans by class of loans (in thousands):

	December 31, 2014
	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due	Total Loans	90 Days or More Past Due and Accruing
Commercial and other loans	$17,078	$6	$-	$39	$45	$17,123	$-
Commercial real estate	46,246	-	13	690	703	46,949	-
Consumer real estate	32,384	71	-	67	138	32,522	-
Consumer	2,742	5	3	14	22	2,764	14
Unearned interest and deferred fees	(141)	-	-	-	-	(141)	-

Total loans	$98,309	$82	$16	$810	$908	$99,217	$14

Non-accrual loans included above are as follows:
Commercial and other loans	$-	$-	$-	$39	$39	$39	$-
Commercial real estate	-	-	13	690	703	703	-
Consumer real estate	223	-	-	67	67	290	-
Consumer	-	-	-	-	-	-	-

Total non-accrual loans	$223	$-	$13	$796	$809	$1,032	$-

	December 31, 2013
	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due	Total Loans	90 Days or More Past Due and Accruing
Commercial and other loans	$16,693	$10	$-	$22	$32	$16,725	$-
Commercial real estate	43,244	159	-	704	863	44,107	-
Consumer real estate	28,994	168	9	76	253	29,247	-
Consumer	3,451	4	-	1	5	3,456	-
Unearned interest and deferred fees	(133)	-	-	-	-	(133)	-

Total loans	$92,249	$341	$9	$803	$1,153	$93,402	$-

Non-accrual loans included above are as follows:
Commercial and other loans	$4	$-	$-	$22	$22	$26	$-
Commercial real estate	22	159	-	704	863	885	-
Consumer real estate	146	124	9	76	209	355	-
Consumer	-	3	-	1	4	4	-

Total non-accrual loans	$172	$286	$9	$803	$1,098	$1,270	$-

The Company utilizes an internal asset classification system as a means of reporting problem and potential problem loans. Risk ratings are assigned to individual credit exposures as an aspect of the credit approval and are adjusted thereafter to reflect changes in risk exposure as the borrower’s condition changes. The most significant factor used to determine the risk rating is the borrower’s primary source of repayment which includes a cash flow analysis. Other items considered in the loan review include secondary sources of repayment, financial trends, collateral value and characteristics, the size of the loan, and external factors impacting the borrower’s repayment ability.

Loans rated as “Pass” include those that have minimal, modest, acceptable, and higher risk. Minimal risk loans are fully secured by marketable securities or cash collateral, or loans supported by the United States Treasury. Modest risk loans have borrowers with stable cash flows over an extended period of time and extensive access to credit from several sources. Acceptable risk loans include individual borrowers with substantial liquid assets and commercial borrowers with strong cash flow. Higher risk loans have adequate sources of repayment and no current identifiable risk for repayment and loans that are slightly below average due to any number of factors such as income, collateral, or the lack of sufficient financial information.

Problem and potential problem loans are classified as “Special Mention,” “Substandard,” and “Doubtful.” Substandard loans are inadequately protected by the current worth and paying capacity of the borrower or the collateral pledged, if any. These loans have a well-defined weakness, or weaknesses, that jeopardize the liquidation of the debt and are characterized by the distinct possibility that the Company will sustain some loss if the deficiencies are not corrected. Loans classified as Doubtful have all the weaknesses inherent in those classified Substandard with the added characteristic that the weaknesses present make collection or liquidation in full, on the basis of currently existing facts, conditions and values, highly questionable and improbable. Loans that do not currently expose the Company to sufficient risk to warrant classification in one of the aforementioned categories, but possess weaknesses that deserve management’s close attention are deemed to be Special Mention.

The following tables present the risk category of loans by class of loans based on the most recent analysis performed as of December 31, 2014 and 2013 (in thousands):

December 31, 2014	Pass	Special Mention	Substandard	Doubtful	Total
Commercial and other	$17,084	$-	$39	$-	$17,123
Commercial real estate	41,679	1,170	4,100	-	46,949
Construction and farmland	3,262	-	350	-	3,612

Total	$62,025	$1,170	$4,489	$-	$67,684

December 31, 2013	Pass	Special Mention	Substandard	Doubtful	Total
Commercial and other	$16,675	$-	$50	$-	$16,725
Commercial real estate	35,302	3,936	4,869	-	44,107
Construction and farmland	272	-	351	-	623

Total	$52,249	$3,936	$5,270	$-	$61,455

For consumer and residential real estate loan classes, the Company also evaluates credit quality based on the aging status of the loan, which was previously presented, and by payment activity. The following table presents the recorded investment in those loan classes based on payment activity as of December 31, 2014 and 2013 (in thousands):

2014	Performing	Non-performing	Total
Consumer	$2,750	$14	$2,764
Consumer real estate	28,620	290	28,910

Total	$31,370	$304	$31,674

2013	Performing	Non-performing	Total
Consumer	$3,452	$4	$3,456
Consumer real estate	28,269	355	28,624

Total	$31,721	$359	$32,080

The Company also evaluates problem loans for impairment. A loan is considered to be impaired if it is probable that the Company will not be able to collect the payments for principal and interest when due according to the contractual terms of the loan agreement. Impaired loans generally include all non-accrual loans and troubled debt restructurings (TDRs).

Year-end impaired loans are set forth in the following tables (in thousands):

	December 31, 2014
	Unpaid Contractual Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Total Recorded Investment	Related Allowance
Commercial and other loans	$39	$-	$39	$39	$39
Commercial real estate	744	474	270	744	78
Consumer real estate	493	143	350	493	9
Consumer	18	-	11	11	1

Total	$1,294	$617	$670	$1,287	$127

	December 31, 2013
	Unpaid Contractual Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Total Recorded Investment	Related Allowance
Commercial and other loans	$36	$4	$32	$36	$32
Commercial real estate	930	378	552	930	136
Consumer real estate	231	231	-	231	-

Total	$1,197	$613	$584	$1,197	$168

	December 31, 2014
	Average Recorded Investment	Interest Income Recognized	Interest Income Recognized Cash Basis
Commercial and other loans	$27	$-	$-
Commercial real estate	809	2	-
Consumer real estate	368	13	-
Consumer	3	1	-

Total	$1,207	$16	$-

	December 31, 2013
	Average Recorded Investment	Interest Income Recognized	Interest Income Recognized Cash Basis
Commercial and other loans	$28	$-	$-
Commercial real estate	2,157	1	-
Consumer real estate	230	-	-

Total	$2,415	$1	$-

Loan Modifications

The Company’s loan portfolio also includes certain loans that have been modified in a troubled debt restructuring (TDR), where economic concessions have been granted to borrowers who have experienced or are expected to experience financial difficulties. These concessions typically result from the Company’s loss mitigation activities and could include reductions in the interest rate, payment extensions, forgiveness of principal, forbearance or other actions. Certain TDRs are classified as nonaccrual at the time of restructure and may only be returned to accrual status after considering the borrower’s sustained repayment performance for a reasonable period, generally six months. TDRs on accrual status may remain in accrual status after they have been restructured as long as they continue to perform in accordance with their modified terms. There were two TDRs in accrual status at December 31, 2014 and one at December 31, 2013.

When the Company modifies a loan, management evaluates any possible impairment based on the present value of expected future cash flows, discounted at the contractual interest rate of the original loan agreement, except when the sole (remaining) source of repayment for the loan is the operation or liquidation of the collateral. In these cases management uses the current fair value of the collateral, less selling costs, instead of discounted cash flows. If management determines that the value of the modified loan is less than the recorded investment in the loan (net of previous charge-offs, deferred loan fees or costs and unamortized premium or discount), impairment is recognized by segment or class of loan, as applicable, through an allowance estimate or a charge-off to the allowance. Segment and class status is determined by the loan’s classification at origination.

The following tables include the recorded investment and number of modifications for new TDRs, as of the respective dates. The Company reports the recorded investment in the loans prior to a modification and also the recorded investment in the loans after the loans were restructured (in thousands):

	December 31, 2014			December 31, 2013
	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post Modification Outstanding Recorded Investment	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post Modification Outstanding Recorded Investment
Troubled Debt Restructurings
Commercial and other loans	-	$-	$-	-	$-	$-
Commercial real estate	-	-	-	1	46	46
Consumer real estate	1	350	350	-	-	-

Total	1	$350	$350	1	$46	$46

Troubled Debt Restructurings That Subsequently Defaulted Within 12 Months After Restructuring
Commercial and other loans	-	$-	$-	-	$-	$-
Commercial real estate	-	-	-	-	-	-
Consumer real estate	1	350	350	-	-	-

Total	1	$350	$350	-	$-	$-

The following tables include new troubled debt restructurings by type of modification (in thousands).

	December 31, 2014
	Interest Only	Term	Combination	Total Modification
Troubled Debt Restructurings
Commercial and other loans	$-	$-	$-	$-
Commercial real estate	-	-	-	-
Consumer real estate	-	350	-	350

Total	$-	$350	$-	$350

	December 31, 2013
	Interest Only	Term	Combination	Total Modification
Troubled Debt Restructurings
Commercial and other loans	$-	$-	$-	$-
Commercial real estate	-	46	-	46
Consumer real estate	-	-	-	-

Total	$-	$46	$-	$46

There were funds of $32,903 and $5,711 committed to be advanced to customers whose loans were classified as TDRs at December 31, 2014 and 2013, respectively.